SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares
SHARE CAPITAL
Proceeds from issuance of common stock	¥ 19,594	$ 2,729	¥ 11,014		¥ 17,166
Exercise of share option | ¥	599		¥ 566		¥ 745
Capital contribution from NCI	10,480	1,460
Cash dividend to NCI	¥ 200,000	$ 27,856
At the market arrangement
SHARE CAPITAL
Issuance of common shares (in shares)	320,000	320,000	201,000	201,000	219,440	219,440
Proceeds from issuance of common stock	¥ 19,960	$ 2,780	¥ 11,000	$ 1,650	¥ 17,200	$ 2,620
Exercise of share option (in shares)	11,000	11,000	16,510	16,510	21,930	21,930
Exercise of share option		$ 0	¥ 340,454	$ 53,580		$ 0